Financial Instruments (Details) - Flagship Cargill Sale and Leaseback [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Financial Instruments [Abstract]
Percentage difference between carrying value and fair market value of fixed interest long-term debt	3.30%
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 13,095
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 12,665